UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             March 31, 2001
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               IPS Advisory, Inc.
Address:            1225 Wesgarber Road
                    Suite S-380
                    Knoxville, Tennessee  37902

Form 13F File Number:    28-5261


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Gregory D'Amico
     Title:         President
     Phone:         (800) 232-9142

Signature, Place, and Date of Signing:

       /s/ Gregory D'Amico            Knoxville, Tennessee        04/30/01
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         97
                                             -------------------------

Form 13F Information Table Value Total:      $  280,315
                                             -------------------------
                                               (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                               --------------------
                              TITLE OF                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER
       NAME OF ISSUER           CLASS      CUSIP      (x$1,000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
       --------------           -----      -----      ---------   --------  ---  ----   ----------   --------   ----    ------  ----


ACTIVE POWER                    COM       00504W100         64      3175    SH             SOLE                 3175
ADOBE SYS                       COM       00724F101         77      2200    SH             SOLE                 2200
ADVANCED POWER TECHNOLOGY       COM       0076E1108        556     50000    SH             SOLE                50000
AES CORP                        COM       00130H105      12494    250075    SH             SOLE               250075
AETHER SYSTEMS                  COM       00808V105        299     23000    SH             SOLE                23000
AFFYMETRIX                      COM       008216108        862     31000    SH             SOLE                31000
AGILENT TECH                    COM       00846U101        707     23000    SH             SOLE                23000
ALTERA                          COM       021441100        472     22000    SH             SOLE                22000
AMDOCS                          COM       G02602103       3999     83490    SH             SOLE                83490
ANALOG DEVICES                  COM       032654105       1045     28825    SH             SOLE                28825
APPLIED BIOSYSTEMS              COM       038020103       1806     65097    SH             SOLE                65097
APPLIED MICRO                   COM       03882W109       1349     81780    SH             SOLE                81780
ARIBA                           COM       04033V104         76      9645    SH             SOLE                 9645
ASTRO POWER                     COM       04644A101       1052     35050    SH             SOLE                35050
AVANEX CORP                     COM       05348W109       1658    156883    SH             SOLE               156883
BEA SYSTEMS                     COM       073325102       1139     38765    SH             SOLE                38765
BROADCOM CORP                   COM       111320107       1319     45655    SH             SOLE                45655
BROCADE COMMS                   COM       111621108       2339    111975    SH             SOLE               111975
CALPINE CORP                    COM       131347106      24503    444945    SH             SOLE               444945
CAPSTONE TURBINE                COM       14067D102       6515    229615    SH             SOLE               229615
CELERA GENOMICS                 COM       038020202       1049     34000    SH             SOLE                34000
CHECKPOINT                      COM       M22465104       1520     32000    SH             SOLE                32000
CITIGROUP                       COM       172967101       1349     30000    SH             SOLE                30000
CLECO CORP NEW                  COM       12561W105       2764     60825    SH             SOLE                60825
COMVERSE TECH                   COM       205862402       3156     53595    SH             SOLE                53595
CORNING INC                     COM       219350105        517     25000    SH             SOLE                25000
COX COMMS                       COM       224044107        890     20000    SH             SOLE                20000
CREE INC                        COM       225447101       1889    126165    SH             SOLE               126165
DOMINION RES                    COM       25746U109      11172    173290    SH             SOLE               173290
DPL INC                         COM       233293109       6351    226025    SH             SOLE               226025
DUKE ENERGY                     COM       264399106      11697    273685    SH             SOLE               273685
DYNEGY                          COM       26816Q101       9543    187075    SH             SOLE               187075
E M C CORP                      COM       268648102       4356    148165    SH             SOLE               148165
EBAY                            COM       278642103         76      2100    SH             SOLE                 2100
EL PASO CORP                    COM       28336L109       7848    120185    SH             SOLE               120185
EMERSON ELECTRIC                COM       291011104         99      1590    SH             SOLE                 1590
EMULEX                          COM       292475209        469     24925    SH             SOLE                24925
ENRON CORP                      COM       293561106      11413    196430    SH             SOLE               196430
EXELON                          COM       30161N10        9906    151010    SH             SOLE               151010
EXODUS COMMS                    COM       302088109       2447    227650    SH             SOLE               227650
FLEETBOSTON FINANCIAL           COM       339030108       2813     74515    SH             SOLE                74515
FLEXTRONICS                     COM       Y2573F102        840     56000    SH             SOLE                56000
FUEL CELL ENERGY                COM       35952H106       2446     48430    SH             SOLE                48430
GEMSTAR-TV GUIDE                COM       G3788V106        575     20000    SH             SOLE                20000
GLOBAL CROSSING                 COM       G3921A100       3432    254435    SH             SOLE               254435
I2 TECHNOLOGIES                 COM       465754109        849     58550    SH             SOLE                58550
INTERNATIONAL RECTIFIER         COM       460254105       4375    108030    SH             SOLE               108030
INTERNET SECURITY SYSTEMS       COM       46060x107        547     20000    SH             SOLE                20000
INTERWOVEN                      COM       46114T102       1825    181375    SH             SOLE               181375
IXYS CORP                       COM       46600W106        662     42000    SH             SOLE                42000
JDS UNIPHASE                    COM       46612J101       3524    191125    SH             SOLE               191125
JP MORGAN                       COM       46625H100        994     22145    SH             SOLE                22145
JUNIPER NETWORKS                COM       48203R104       2445     64400    SH             SOLE                64400
KEY CORP                        COM       493267108       1611     62450    SH             SOLE                62450
KEYSPAN CORP                    COM       49337W100       1525     40000    SH             SOLE                40000
KOPIN                           COM       500600101       2438    423970    SH             SOLE               423970
MAXWELL TECHNOLOGIES            COM       577767106        866     45000    SH             SOLE                45000
MCDATA CORP A                   COM       580031201       2690    142537    SH             SOLE               142537
MCDATA CORP B                   COM       580031102       3400    149950    SH             SOLE               149950
MDU RESOURCES                   COM       552690109       1786     50000    SH             SOLE                50000
MERCURY INTERACTIVE             COM       589405109        461     11000    SH             SOLE                11000
METROMEDIA FIBER                COM       591689104       1274    232470    SH             SOLE               232470
MICROMUSE                       COM       595094103       5595    148050    SH             SOLE               148050
MICROVISION                     COM       594960106        319     21000    SH             SOLE                21000
MIRANT CORP                     COM       604675108       2130     60000    SH             SOLE                60000
MOLECULAR DEVICES               COM       60851C107       2222     48825    SH             SOLE                48825
NETWORK APPLIANCE               COM       64120L104       1695    100800    SH             SOLE               100800
NEW FOCUS                       COM       644383101        339     27080    SH             SOLE                27080
NICOR INC                       COM       654086107       3727    100000    SH             SOLE               100000
NISOURCE                        COM       65473P105       6714    215750    SH             SOLE               215750
NORTEL NETWORKS                 COM       656568102        295     21000    SH             SOLE                21000
NORTH FORK BANCORP              COM       659424105       2718    104750    SH             SOLE               104750
NRG ENERGY                      COM       529377102       5772    158575    SH             SOLE               158575
ONI SYSTEMS                     COM       68273F103       1463     75000    SH             SOLE                75000
OPENWAVE SYS                    COM       683718100        457     23025    SH             SOLE                23025
ORACLE CORP                     COM       68389X105       1209     80700    SH             SOLE                80700
PIXELWORKS                      COM       72581M107        310     31000    SH             SOLE                31000
POWER ONE                       COM       739308104        725     50000    SH             SOLE                50000
QLOGIC                          COM       747277101       1331     59165    SH             SOLE                59165
QUALCOMM                        COM       747525103       1247     22015    SH             SOLE                22015
QWEST COMMS                     COM       749121109       4022    114750    SH             SOLE               114750
RELIANT ENERGY                  COM       75952J108      11099    245285    SH             SOLE               245285
RF MICRODEVICES                 COM       749941100       4231    361975    SH             SOLE               361975
SANDISK CORP                    COM       80004C101       4867    238860    SH             SOLE               238860
SIEBEL SYSTEMS                  COM       826170102       2052     75440    SH             SOLE                75440
SILICON STORAGE                 COM       827057100        148     17000    SH             SOLE                17000
SPRINT CORP PCS                 COM       852061506       5469    287830    SH             SOLE               287830
STORAGE NETWORKS                COM       86211E103       1246    113250    SH             SOLE               113250
SYMANTEC                        COM       871503108         42      1000    SH             SOLE                 1000
TRANSMETA CORP                  COM       89376R109       1445     75075    SH             SOLE                75075
TRIQUINT SEMICONDUCTOR          COM       89674K103        615     41500    SH             SOLE                41500
TRUSTCO BK CORP                 COM       898349105        588     45687    SH             SOLE                45687
VERISIGN                        COM       92343E110       3589    101265    SH             SOLE               101265
VERITAS SOFTWARE                COM       923436109       5435    117535    SH             SOLE               117535
WEBMETHODS                      COM       94768C108        916     43875    SH             SOLE                43875
WIND RIVER SYSTEMS              COM       973149107        559     24035    SH             SOLE                24035
XILINX                          COM       983919101       3504     99750    SH             SOLE                99750
REPORT SUMMARY              97 DATA RECORDS          $280,315                     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
